UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $258,227 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2426    50645 SH       SOLE                     1900        0    48745
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108     8901   135352 SH       SOLE                     6775        0   128577
AT&T INC                       COM              00206R102     7781   264849 SH       SOLE                    10750        0   254099
BAYTEX ENERGY TR               TRUST UNIT       073176109     8185   174825 SH       SOLE                     7435        0   167390
BRISTOL MYERS SQUIBB CO        COM              110122108     8000   302119 SH       SOLE                    11500        0   290619
CENTURYLINK INC                COM              156700106      378     8186 SH       SOLE                        0        0     8186
CHEVRON CORP NEW               COM              166764100     8479    92919 SH       SOLE                     3890        0    89029
CINCINNATI FINL CORP           COM              172062101     7396   233401 SH       SOLE                    10825        0   222576
CONOCOPHILLIPS                 COM              20825C104     8524   125169 SH       SOLE                     5350        0   119819
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     8015   119857 SH       SOLE                     4720        0   115137
DONNELLEY R R & SONS CO        COM              257867101     7976   456580 SH       SOLE                    19460        0   437120
DORCHESTER MINERALS LP         COM UNIT         25820R105     1608    58525 SH       SOLE                     1050        0    57475
DU PONT E I DE NEMOURS & CO    COM              263534109     8180   164002 SH       SOLE                     7725        0   156277
EATON CORP                     COM              278058102     8310    81861 SH       SOLE                     4225        0    77636
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106      343     5495 SH       SOLE                        0        0     5495
ENERPLUS RES FD                UNIT TR G NEW    29274D604     8875   287790 SH       SOLE                    12490        0   275300
ENTERPRISE PRODS PARTNERS L    COM              293792107      208     5000 SH       SOLE                        0        0     5000
EXXON MOBIL CORP               COM              30231G102      545     7448 SH       SOLE                        0        0     7448
GENUINE PARTS CO               COM              372460105     8157   158885 SH       SOLE                     7055        0   151830
HEINZ H J CO                   COM              423074103     7439   150405 SH       SOLE                     6435        0   143970
HUBBELL INC                    CL B             443510201     5092    84684 SH       SOLE                     4200        0    80484
HUDSON CITY BANCORP            COM              443683107     8169   641200 SH       SOLE                    26060        0   615140
INERGY L P                     UNIT LTD PTNR    456615103     7812   199075 SH       SOLE                     9265        0   189810
KIMBERLY CLARK CORP            COM              494368103    10567   167620 SH       SOLE                     6560        0   161060
KRAFT FOODS INC                CL A             50075N104     1188    37718 SH       SOLE                        0        0    37718
LEGGETT & PLATT INC            COM              524660107    11185   491430 SH       SOLE                    19950        0   471480
LINCOLN EDL SVCS CORP          COM              533535100     2663   171705 SH       SOLE                     7630        0   164075
LOCKHEED MARTIN CORP           COM              539830109     7611   108873 SH       SOLE                     4750        0   104123
MERCK & CO INC NEW             COM              58933Y105     8622   239246 SH       SOLE                     8555        0   230691
MONMOUTH REAL ESTATE INVT CO   CL A             609720107     5621   661309 SH       SOLE                    29849        0   631460
PPG INDS INC                   COM              693506107     4994    59407 SH       SOLE                     3020        0    56387
RAYONIER INC                   COM              754907103     8151   155201 SH       SOLE                     6205        0   148996
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     7329   311425 SH       SOLE                    13170        0   298255
SONOCO PRODS CO                COM              835495102     7814   232063 SH       SOLE                    10150        0   221913
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     6553    78390 SH       SOLE                     3925        0    74465
SYSCO CORP                     COM              871829107    10373   352826 SH       SOLE                    13850        0   338976
UNILEVER PLC                   SPON ADR NEW     904767704     8973   290580 SH       SOLE                    11840        0   278740
VERIZON COMMUNICATIONS INC     COM              92343V104     7853   219482 SH       SOLE                    10000        0   209482
W P CAREY & CO LLC             COM              92930Y107     7931   253455 SH       SOLE                    10560        0   242895